Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 03, 2020
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 03, 2020
Document Effective Date	Apr. 03, 2020
Prospectus Date	Apr. 03, 2020
Matisse Discounted Bond CEF Strategy | Institutional Class
Prospectus:
Trading Symbol	MDFIX